Note 11 - (Loss) Earnings Per Share (Details Textual) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Weighted Average Number of Shares Outstanding, Diluted, Adjustment, Total (in shares)	13,671	20,443	0
Nonvested Stock Awards [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)			56,745
Series B Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)			16,606